Employee Benefit Plan (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan [Abstract]
Employer contributions	$ 6	$ 29	$ 35	$ 101	$ 110	$ 136